INTANGIBLE ASSETS - Components of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 679,547
Intangible assets other than goodwill at end of period	758,531	$ 679,547
Intangible assets with indefinite useful life	200,473	183,432
Research and development expense	$ 10,632	$ 10,184
Amortisation rate, intangible assets other than goodwill	6.10%	5.00%
Discount rate applied to cash flow projections		10.00%
Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate applied to cash flow projections	11.00%
Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Growth rate used to extrapolate cash flow projections		5.00%
Discount rate applied to cash flow projections	19.50%
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 1,010,425	$ 922,189
Additions	44,078	29,628
Acquisition of subsidiaries	74,975	138,291
Disposals	(2,730)	(3,276)
Exchange and other adjustments (ii)	(46,641)	(76,407)
Intangible assets other than goodwill at end of period	1,080,107	1,010,425
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(330,878)	(328,979)
Disposals	2,730	2,607
Exchange and other adjustments (ii)	91,744	78,557
Amortization	(85,172)	(83,063)
Intangible assets other than goodwill at end of period	(321,576)	(330,878)
Development projects
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	46,322
Intangible assets other than goodwill at end of period	77,110	46,322
Development projects | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	80,367	68,222
Additions	32,826	18,135
Acquisition of subsidiaries	0	1,170
Disposals	(723)	(635)
Exchange and other adjustments (ii)	16,356	(6,525)
Intangible assets other than goodwill at end of period	128,826	80,367
Development projects | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(34,045)	(27,755)
Disposals	723	13
Exchange and other adjustments (ii)	(9,259)	190
Amortization	(9,135)	(6,493)
Intangible assets other than goodwill at end of period	(51,716)	(34,045)
Computer software, licenses and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	31,571
Intangible assets other than goodwill at end of period	33,733	31,571
Computer software, licenses and other | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	69,656	55,689
Additions	10,391	11,493
Acquisition of subsidiaries	1,991	1,639
Disposals	(1,843)	(2,641)
Exchange and other adjustments (ii)	2,519	3,476
Intangible assets other than goodwill at end of period	82,714	69,656
Computer software, licenses and other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(38,085)	(34,878)
Disposals	1,843	2,594
Exchange and other adjustments (ii)	(1,308)	6,563
Amortization	(11,431)	(12,364)
Intangible assets other than goodwill at end of period	(48,981)	(38,085)
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	215,892
Intangible assets other than goodwill at end of period	206,108	215,892
Technology | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	315,256	278,510
Additions	116	0
Acquisition of subsidiaries	10,200	48,920
Disposals	0	0
Exchange and other adjustments (ii)	20,334	(12,174)
Intangible assets other than goodwill at end of period	345,906	315,256
Technology | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(99,364)	(79,670)
Disposals	0	0
Exchange and other adjustments (ii)	(7,818)	11,478
Amortization	(32,616)	(31,172)
Intangible assets other than goodwill at end of period	(139,798)	(99,364)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	192,345
Intangible assets other than goodwill at end of period	220,547	192,345
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	345,318	348,733
Additions	0	0
Acquisition of subsidiaries	45,743	57,379
Disposals	(164)	0
Exchange and other adjustments (ii)	(96,261)	(60,794)
Intangible assets other than goodwill at end of period	294,636	345,318
Customer relationships | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(152,973)	(183,729)
Disposals	164	0
Exchange and other adjustments (ii)	107,785	60,303
Amortization	(29,065)	(29,547)
Intangible assets other than goodwill at end of period	(74,089)	(152,973)
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	193,417
Intangible assets other than goodwill at end of period	$ 221,033	193,417
Useful life measured as period of time, intangible assets other than goodwill	5 years
Brands | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 199,828	171,035
Additions	745	0
Acquisition of subsidiaries	17,041	29,183
Disposals	0	0
Exchange and other adjustments (ii)	10,411	(390)
Intangible assets other than goodwill at end of period	228,025	199,828
Brands | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(6,411)	(2,947)
Disposals	0	0
Exchange and other adjustments (ii)	2,344	23
Amortization	(2,925)	(3,487)
Intangible assets other than goodwill at end of period	$ (6,992)	$ (6,411)